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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09575

Meehan Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Woodmont Avenue, Suite 315, Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Thomas P. Meehan, President
7250 Woodmont Avenue, Suite 315
Bethesda, MD, 20814
(Name and address of agent for service)

Copy to:
Robert J. Zutz, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including area code:	(866) 884-5968

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Consumer Discretionary - 21.0%
Auto Components - 0.5%
Adient plc (a)	4,429	$281,210

Automobiles - 3.1%
General Motors Company	50,000	1,830,500

Internet & Direct Marketing Retail - 1.9%
Priceline Group, Inc. (The) (a)	700	1,102,591

Media - 5.2%
Time Warner, Inc.	16,000	1,549,600
Walt Disney Company (The)	13,000	1,438,450
		2,988,050
Specialty Retail - 10.3%
Foot Locker, Inc.	20,000	1,370,800
Lowe's Companies, Inc.	50,000	3,654,000
Williams-Sonoma, Inc.	19,000	915,990
		5,940,790
Consumer Staples - 1.6%
Food Products - 1.6%
Nestlé S.A. - ADR	12,500	915,250

Financials - 18.0%
Banks - 5.2%
PNC Financial Services Group, Inc. (The)	25,000	3,011,500

Capital Markets - 5.0%
Affiliated Managers Group, Inc. (a)	12,800	1,950,208
BlackRock, Inc.	2,500	934,950
		2,885,158
Consumer Finance - 1.3%
First Data Corporation (a)	50,000	767,000

Diversified Financial Services - 6.5%
Berkshire Hathaway, Inc. - Class B (a)	22,700	3,725,978

Health Care - 14.1%
Biotechnology - 1.0%
Gilead Sciences, Inc.	8,000	579,600

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Health Care - 14.1% (Continued)
Health Care Providers & Services - 6.2%
Anthem, Inc.	10,000	$1,541,400
Express Scripts Holding Company (a)	30,000	2,066,400
		3,607,800
Pharmaceuticals - 6.9%
Johnson & Johnson	7,000	792,750
Merck & Company, Inc.	25,000	1,549,750
Novartis AG	22,000	1,626,240
		3,968,740
Industrials - 23.5%
Aerospace & Defense - 2.0%
Boeing Company (The)	7,250	1,184,795

Air Freight & Logistics - 1.7%
United Parcel Service, Inc. - Class B	9,000	982,170

Airlines - 2.3%
Southwest Airlines Company	25,000	1,307,750

Building Products - 3.4%
Johnson Controls International plc	44,292	1,947,962

Construction & Engineering - 2.0%
Chicago Bridge & Iron Company N.V.	35,000	1,162,350

Electrical Equipment - 0.9%
Emerson Electric Company	9,350	548,471

Industrial Conglomerates - 6.8%
3M Company	8,000	1,398,560
General Electric Company	85,000	2,524,500
		3,923,060
Trading Companies & Distributors - 4.4%
United Rentals, Inc. (a)	20,000	2,530,200

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Information Technology - 16.0%
Internet Software & Services - 5.0%
Alphabet, Inc. - Class A (a)	1,600	$1,312,304
Alphabet, Inc. - Class C (a)	2,003	1,595,970
		2,908,274
Software - 6.2%
Microsoft Corporation	55,000	3,555,750

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	22,800	2,766,780

Materials - 2.1%
Chemicals - 2.1%
Eastman Chemical Company	16,000	1,240,000

Total Common Stocks (Cost $34,608,370)		$55,661,729

EXCHANGE-TRADED FUNDS - 3.1%	Shares	Value
iShares MSCI Eurozone ETF (Cost $1,731,344)	50,000	$1,767,000

MONEY MARKET FUNDS - 1.1%	Shares	Value
Invesco Government & Agency Portfolio -
Institutional Class, 0.47% (b) (Cost $668,917)	668,917	$668,917

Total Investments at Value - 100.5% (Cost $37,008,631)		$58,097,646

Liabilities in Excess of Other Assets - (0.5%)		(299,969)

Net Assets - 100.0%		$57,797,677

ADR - American Depository Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yeild as of January 31, 2017.

See accompanying notes to Schedule of Investments.

MEEHAN FOCUS FUND
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

1.	Securities Valuation

Meehan Focus Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Directors of Meehan Mutual Funds, Inc.. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$55,661,729	$-	$-	$55,661,729
Exchange-Traded Funds	1,767,000	-	-	1,767,000
Money Market Funds	668,917	-	-	668,917
Total	$58,097,646	$-	$-	$58,097,646

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of January 31, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of January 31, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

MEEHAN FOCUS FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2017:

Tax cost of portfolio investments	$37,008,631

Gross unrealized appreciation	$21,348,382
Gross unrealized depreciation	(259,367)

Net unrealized appreciation	$21,089,015

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Meehan Mutual Funds, Inc.

By (Signature and Title)*		/s/ Thomas P. Meehan
Thomas P. Meehan, President

Date	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Thomas P. Meehan
Thomas P. Meehan, President

Date	March 24, 2017

By (Signature and Title)*		/s/ Paul P. Meehan
Paul P. Meehan, Treasurer and Principal Financial Officer

Date	March 24, 2017

*	Print the name and title of each signing officer under his or her signature.